INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Schedule of components of current and deferred income tax expense (income)
The following table specifies the current and deferred tax components of income taxes in the income statement:

Amounts in $ ‘000	2022	2021	2020
Income tax expense
Current tax
Current tax on profit for the year	(3,761)	(97)	(2,705)
Adjustments for current tax of prior periods	(9)	96	1,497
Total current tax expense	(3,770)	(1)	(1,208)

Deferred income tax
Deferred tax on profit for the year	2,581	(8,196)	(8,609)
Adjustments for deferred tax of prior periods	(124)	1,115	3,469
Total deferred tax expense	2,457	(7,081)	(5,140)
Income tax expense	(1,313)	(7,082)	(6,348)

Schedule of reconciliation of statutory income tax rate with effective income tax rate	The following table reconciles the statutory income tax rate with the effective income tax rate in the consolidated income statement:

Amounts in $ ‘000	2022	2021	2020
Reconciliation of tax charge
Profit, (loss) on ordinary activities before taxation	14,987	23,078	44,094

Profit/(loss) on ordinary activities multiplied by
standard rate of tax in The Netherlands	(3,866)	(5,770)	(11,023)

Effects of:
Tax rate in other jurisdictions	554	307	266
Non-taxable income (expense)	2,142	(2,853)	293
Adjustments of prior periods	15	655	2,122
Change in statutory applicable tax rate	(1)	555	2,844
Other	(157)	24	(850)
Income tax expense for the year	(1,313)	(7,082)	(6,348)

Schedule of balances of net deferred tax assets (liabilities)
The balance of the net deferred tax assets/(liabilities) is therefore shown below:

Amounts in $ ‘000	2022	2021
Total deferred tax assets	29,211	27,025
Total deferred tax liabilities	(6,238)	(5,809)
Total net deferred tax assets /( liabilities)	22,973	21,216

Schedule of significant components and annual movements of deferred income tax assets and liabilities
The significant components and annual movements of deferred income tax assets as of December 31, 2022 and December 31, 2021 are as follows:

Amounts in $ ‘000	2022	2021
Intangible fixed assets	9,876	10,493
Lease Liabilities	7,042	3,795
Accruals	2,026	2,289
Other	6,721	2,672
Tax losses	3,546	7,776
Total deferred tax assets	29,211	27,025

Amounts in $ ‘000	Intangible fixed assets	Lease liabilities	Accruals	Other	Tax losses	Total
At January 1, 2021	17,705	1,279	5,123	3,856	5,772	33,735
(Charged)/credited
- to profit or loss	(6,121)	2,696	(2,834)	823	2,515	(2,921)
- other movement	—	—	—	(598)	—	(598)
- to accumulated deficit	—	—	—	(1,366)	—	(1,366)
- currency translation	(1,091)	(180)	—	(43)	(511)	(1,825)
At December 31, 2021	10,493	3,795	2,289	2,672	7,776	27,025
(Charged)/credited
- to profit or loss	—	3,431	(263)	3,746	(3,814)	3,100
- other movement	—	—	—	(28)	—	(28)
- to accumulated deficit	—	—	—	337	—	337
- currency translation	(617)	(184)	—	(6)	(416)	(1,223)
At December 31, 2022	9,876	7,042	2,026	6,721	3,546	29,211
The calculation of the deferred tax asset is as shown below:

Amounts in $ ‘000	2022	2021
Net Operating Losses - Netherlands
Net Operating Losses at year-end	13,556	25,364
Portion selected for deferred tax asset	13,556	25,364

Tax rates used:
2023 and later: 25,8% (25%)	3,497	6,545
Total tax effect Netherlands	3,497	6,545

Net Operating Losses - U.S.
Net Operating Losses at year-end	670	4,356
Portion selected for deferred tax asset	670	4,356

Tax rate used:
2022: 28,26%	—	1,231
2023 and later: 7,65%	49
Total tax effect U.S.	49	1,231

Tax effect Netherlands - losses deferred	3,497	6,545
Tax effect U.S. - losses deferred	49	1,231
Total deferred tax asset	3,546	7,776
The component and annual movement of deferred income tax liabilities as of December 31, 2022 and December 31, 2021 are as follows:

Amounts in $ ‘000	2022	2021
Tangible fixed assets	(6,238)	(4,149)
Other liabilities	—	(1,660)
Total deferred tax liabilities	(6,238)	(5,809)

Amounts in $ ‘000	Tangible fixed assets	Other liabilities	Total
At January 1, 2021	(1,648)	(210)	(1,858)
(Charged)/credited
- to profit or loss	(2,710)	(1,450)	(4,160)
- to other comprehensive income
- currency translation	209	—	209
At December 31, 2021	(4,149)	(1,660)	(5,809)
(Charged)/credited
- to profit or loss	(2,302)	1,660	(642)
- other movement	28		28
- currency translation	185	—	185
At December 31, 2022	(6,238)	—	(6,238)